CONSOLIDATED AND COMBINED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 483,300	$ 153,145	$ 29,400	$ 2,745	$ 2,327	$ 2,749
Accounts receivable, net of allowance for doubtful accounts of $1,915 and $1,206, including $610 and $986 from affiliates at December 31, 2012 and 2011, respectively	273,000	204,508		174,831
Inventories	556,300	499,462		613,330
Prepaid expenses and other current assets, including $878 and $881 from affiliates at December 31, 2012 and 2011, respectively	96,900	26,990		104,096
Insurance receivable		1,260		1,939
Total current assets	1,409,500	885,365		896,941
Property, plant, and equipment, net of accumulated depreciation	1,368,400	1,351,591		1,320,787
Deferred financing costs, net	10,900	14,439		17,154
Insurance receivable	4,000	4,042		4,076
Other long-term assets, including $355 and $850 from affiliates at December 31, 2012 and December 31, 2011, respectively	7,400	3,078		23,461
Total assets	2,800,200	2,258,515		2,262,419
Current liabilities:
Note payable and capital lease obligations	1,200	1,091		960
Accounts payable, including $404 and $278 due to affiliates at December 31, 2012 and 2011, respectively	329,700	364,732		446,840
Personnel accruals	8,100	13,966		9,456
Accrued taxes other than income taxes	27,100	29,527		28,043
Accrued expenses and other current liabilities, including $179 due to affiliates as December 31, 2012 and 2011.	94,400	93,435		26,900
Total current liabilities	460,500	502,751		512,199
Long-term liabilities:
Long-term debt and capital lease obligations, net of current portion	550,600	772,078		728,903
Accrued environmental liabilities, net of current portion	1,400	1,597		1,459
Other long-term liabilities, including $1,315 and $1,495 due to affiliates at December 31, 2012 and 2011, respectively	1,300	1,323		1,232
Total long-term liabilities	553,300	774,998		731,594
Commitments and contingencies
Partners' capital	1,786,400	980,766
Divisional equity				1,018,626	418,849	485,400
Total liabilities and partners' capital	$ 2,800,200	$ 2,258,515		$ 2,262,419